Product Warranty (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Warranties Disclosures [Abstract]
Warranty costs		$ 3,477	$ 3,501	$ 8,342
Estimate additional accrual amount	$ 34,100